Note 3 - Revenue from Contracts with Customers (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 0		$ 0		$ 0
Contract with Customer, Liability, Revenue Recognized	45,977	$ 48,708	156,730	$ 160,809	160,809	$ 946,884
Capitalized Contract Cost, Net	$ 0		$ 0		$ 0	$ 0